Goodwill and Other Intangible Assets - Schedule of Impairment of Goodwill (Details) - USD ($)					9 Months Ended		12 Months Ended
	Aug. 17, 2020	Sep. 01, 2019	May 01, 2019	Apr. 02, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Other Intangible Assets - Schedule Of Impairment Of Goodwill
Goodwill, beginning balance					$ 8,548,608	$ 1,705,548	$ 1,705,548
Goodwill recognized in connection with acquisition	$ 716,462	$ 4,949,329	$ 1,269,731	$ 1,217,790			4,949,329
Impairment of goodwill							(593,790)	$ 0
Goodwill, ending balance					$ 9,265,070		$ 8,548,608	$ 1,705,548